Pacer Nasdaq International Patent Leaders ETF
Schedule of Investments
January 31, 2026 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
China - 8.5%
BYD Co. Ltd. - Class H	16,657	$208,423
Lenovo Group Ltd.	67,322	76,525
PetroChina Co. Ltd. - Class H	107,807	128,064
Ping An Insurance Group Co. of China Ltd. - Class H	33,067	307,724
Tencent Holdings Ltd.	28,325	2,197,226
Xiaomi Corp. - Class B (a)(b)	86,231	391,854
		3,309,816

Finland - 0.4%
Nokia OYJ	27,023	173,741

France - 11.6%
Airbus Group SE	2,975	682,011
Cie de Saint-Gobain SA	2,255	222,445
Cie Generale des Etablissements Michelin SCA	3,635	135,080
L'Oreal SA	1,938	889,022
Safran SA	1,655	590,490
Sanofi SA	4,896	459,637
Schneider Electric SE	2,221	637,896
Thales SA	925	280,692
TotalEnergies SE	8,587	622,423
		4,519,696

Germany - 7.7%
BASF SE	4,075	222,001
Bayer AG	4,675	246,930
Bayerische Motoren Werke AG	2,487	257,712
Evonik Industries AG	2,800	43,479
Fresenius Medical Care AG	1,602	71,989
Infineon Technologies AG	5,827	287,403
Merck KGaA	677	100,752
SAP SE	4,306	870,561
Siemens AG	2,945	894,709
		2,995,536

Japan - 25.0% (c)
Aisin Corp.	4,181	74,659
Asahi Kasei Corp.	7,731	74,907
Bridgestone Corp.	6,932	156,100
Canon, Inc.	6,160	186,480
Dai Nippon Printing Co. Ltd.	3,062	54,756
Daikin Industries Ltd.	1,347	161,760
Denso Corp.	13,501	186,952
Disco Corp.	530	226,678
Ebara Corp.	2,587	77,831
ENEOS Holdings, Inc.	14,388	120,721
FANUC Corp.	4,688	189,901
FUJIFILM Holdings Corp.	6,226	124,190
Fujitsu Ltd.	9,248	255,939
Hitachi Ltd.	17,797	616,501
Honda Motor Co. Ltd.	23,707	238,204
Kao Corp.	2,451	97,970
Kawasaki Heavy Industries Ltd.	946	78,701
Komatsu Ltd.	4,648	178,069
Kubota Corp.	6,206	95,019
Kyocera Corp.	7,859	117,205
Mitsubishi Chemical Group Corp.	8,876	58,500
Mitsubishi Electric Corp.	9,309	290,530
Mitsubishi Heavy Industries Ltd.	14,058	410,494
Murata Manufacturing Co. Ltd.	9,048	183,345
NEC Corp.	6,075	204,515
NIDEC CORP	6,484	92,425
Nippon Steel Corp.	27,749	115,812
Nissan Motor Co. Ltd. (a)	21,714	52,938
Nitto Denko Corp.	3,765	83,348
NTT, Inc.	374,390	374,729
Olympus Corp.	6,167	73,362
Panasonic Holdings Corp.	11,757	160,827
Renesas Electronics Corp. (a)	9,638	160,426
SCREEN Holdings Co. Ltd.	553	70,251
Sekisui Chemical Co. Ltd.	2,645	46,710
Shin-Etsu Chemical Co. Ltd.	8,740	289,658
SoftBank Group Corp.	22,280	612,282
Sony Group Corp.	23,191	517,587
Subaru Corp.	3,934	84,572
Sumitomo Electric Industries Ltd.	3,785	164,450
Takeda Pharmaceutical Co. Ltd.	7,201	243,911
TDK Corp.	9,509	121,720
Terumo Corp.	7,559	98,541
Tokyo Electron Ltd.	1,937	517,042
TOPPAN Holdings, Inc.	1,687	51,931
Toray Industries, Inc.	9,325	68,600
Toyota Motor Corp.	54,947	1,244,083
		9,705,132

Netherlands - 5.2%
ASML Holding NV	1,302	1,876,073
Koninklijke Philips NV	4,821	137,893
		2,013,966

South Korea - 12.6%
Hyundai Motor Co.	959	333,125
Kia Corp.	1,920	203,551
LG Chem Ltd.	357	77,010
LG Corp.	892	56,827
LG Electronics, Inc.	938	64,580
POSCO Holdings, Inc.	418	100,914
Samsung Electro-Mechanics Co. Ltd.	408	79,083
Samsung Electronics Co. Ltd.	19,892	2,218,053
Samsung SDI Co. Ltd. (a)	418	113,255
SK Hynix, Inc.	2,600	1,641,934
		4,888,332

Sweden - 0.4%
Telefonaktiebolaget LM Ericsson - Class B	15,334	166,397

Switzerland - 10.1%
ABB Ltd.	7,269	626,805
Nestle SA	9,244	878,063
Novartis AG	7,489	1,110,393
Roche Holding AG	2,508	1,137,773
STMicroelectronics NV	4,715	133,213
Swatch Group AG	178	42,137
		3,928,384

Taiwan - 14.2%
AUO Corp.	52,234	22,822
Delta Electronics, Inc.	10,970	425,275
Hon Hai Precision Industry Co. Ltd.	56,902	398,694
MediaTek, Inc.	6,805	380,578
Taiwan Semiconductor Manufacturing Co. Ltd.	74,751	4,216,175
Wistron Corp.	17,376	72,055
		5,515,599

United Kingdom - 4.0%
AstraZeneca PLC	5,482	1,020,172
British American Tobacco PLC	8,664	518,790
		1,538,962
TOTAL COMMON STOCKS (Cost $32,369,574)		38,755,561

PREFERRED STOCKS - 0.2%	Shares	Value
Germany - 0.2%
Henkel AG & Co. KGaA, 0.00%	955	83,950
TOTAL PREFERRED STOCKS (Cost $77,350)		83,950

TOTAL INVESTMENTS - 99.9% (Cost $32,446,924)		38,839,511
Other Assets in Excess of Liabilities - 0.1%		57,685
TOTAL NET ASSETS - 100.0%		$38,897,196

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of January 31, 2026, the value of these securities total $391,854 or 1.0% of the Fund’s net assets.

(c)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

Pacer Nasdaq International Patent Leaders ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$38,755,561	$–	$–	$38,755,561
Preferred Stocks	83,950	–	–	83,950
Total Investments	$38,839,511	$–	$–	$38,839,511

Refer to the Schedule of Investments for further disaggregation of investment categories.